UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
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Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            11/13/07
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          21
                                               -------------

Form 13F Information Table Value Total:           $614,163
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



















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

          Name of          Title of              Value   Shrs of    SH/   PUT/ Investmen Other
           Issuer            Class     CUSIP   (x1000)   PRN AMT   PRN   CALL  DiscretioManagers Sole  Shared


APARTMENT INV & MGMT CO       COM   03748R101      74952   1660800               Sole            Sole
CB RICHARD ELLIS GROUP        COM   12497T101      19605    704200               Sole            Sole
CAPITAL LEASE FUNDING INC     COM   140288101      26425   2578038               Sole            Sole
CAPITAL SENIOR LIVING CORP    COM   140475104       8232    977700               Sole            Sole
CAPITAL TRUST INC             COM   14052H506       6001    169048               Sole            Sole
GRAMERCY CAPITAL CORP         COM   384871109       9086    361000               Sole            Sole
HIGHWOODS PROPERTIES INC      COM   431284108       5785    157755               Sole            Sole
HOME PROPERTIES INC           COM   437306103      38133    730800               Sole            Sole
ISTAR FINANCIAL               COM   45031U101      10160    298900               Sole            Sole
KILROY REALTY CORP            COM   49427F108      13963    230300               Sole            Sole
MAGUIRE PPTYS INC             COM   559775101      37587   1455163               Sole            Sole
NATIONAL HEALTH REALTY        COM   635905102       2047     87982               Sole            Sole
POST PROPERTIES INC           COM   737464107      96745   2499868               Sole            Sole
RAMCO-GERSHON PPTYS           COM   751452202      28560    914200               Sole            Sole
REIS INC                      COM   75936P105       2931    395215               Sole            Sole
SIX FLAGS INC                 COM   83001P109       2579    745300               Sole            Sole
STRATEGIC HOTELS AND RESORT   COM   86272T106      79282   3850500               Sole            Sole
STRATUS PPTYS INC             COM   863167201      18578    525834               Sole            Sole
SUNRISE SENIOR LIVING INC     COM   86768K106      67701   1914090               Sole            Sole
THOMAS PROPERTY GROUP         COM   884453101      48602   4050200               Sole            Sole
THORNBURG MORTGAGE INC        COM   885218107      17209   1339200               Sole            Sole
